Stockholders' Deficit (Details Textual 3) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended					1 Months Ended		0 Months Ended
	Apr. 26, 2013 Employee	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Aug. 15, 2013	Nov. 15, 2012	Dec. 10, 2013	Nov. 12, 2013	Aug. 26, 2013	Aug. 21, 2013	Jul. 31, 2012	Jun. 04, 2012	Oct. 31, 2013	Nov. 30, 2013	Aug. 16, 2013
Business Acquisition [Line Items]
Common stock, shares issued		12,883,446		12,883,446		12,883,446	9,300,439
Common stock issued during period, value						$ 3,493,000	$ 6,023,000
Common stock issued during period, Shares	70,207
Number of employees	3
Sale of stock price per Share									$ 0.60
Gross proceeds from private placement					1,502,000	403,000
Common stock, shared authorized		100,000,000		100,000,000		100,000,000	100,000,000
Gross proceeds from warrants offering					1,099,000	1,099,000
Change in fair value of warrants		88,000	166,000	(254,000)	(166,000)	(296,000)
Common stock deemed dividend						263,000		[1]
Common stock issued as an antidilution adjustment							173,000
Warrant [Member]
Business Acquisition [Line Items]
Exercise price of warrants		$ 0.90		$ 0.90		$ 0.82	$ 1.10											$ 0.55	$ 1
Investor warrants sold																			1,099,000
Gross proceeds from warrants offering				1,700,000		1,700,000
Issuance costs, Net				200,000		200,000
Change in fair value of warrants				549,000		1,100,000			803,000
Balance of warrant liability recorded as equity				400,000		400,000
Purchase Agreement [Member]
Business Acquisition [Line Items]
Term of warrants									5 years
Common stock purchase price per share, Minimum		$ 0.60		$ 0.60		$ 0.60
Purchase Agreement [Member] | Private placement
Business Acquisition [Line Items]
Aggregate number of common stock sold									2,594,000					333,333
Sale of stock price per Share									$ 0.60					$ 0.60
Exercise price of warrants									$ 1
Purchase of aggregate shares by investor warrants sold									1,297,000
Investor warrants sold														166,667
Series C Preferred Stock [Member] | Sigma Agreement [Member] | Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses										175,364
Common stock issued as an antidilution adjustment										174,000
Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued											585,467	818,000
Common stock issued during period, value											263,000
Common stock issued during period, Shares											585,467
Exercise price of warrants												$ 0.50
Change in fair value of warrants												278,000
Conversion Price Per Share												$ 0.50
Series E Preferred Stock [Member] | Warrant [Member]
Business Acquisition [Line Items]
Exercise price of warrants												$ 0.55
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses	70,207
Common Stock [Member] | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Common stock issued during period, value													83,000
Investor Warrants [Member]
Business Acquisition [Line Items]
Term of warrants									5 years
Change in fair value of warrants									803,000
Investor Warrants [Member] | Warrant [Member]
Business Acquisition [Line Items]
Common stock, shares issued														292,733
Investor Warrants [Member] | Purchase Agreement [Member]
Business Acquisition [Line Items]
Common stock, shares issued									1,463,667
Aggregate number of common stock sold									2,594,000					333,333
Sale of stock price per Share									$ 0.60					$ 0.60
Gross proceeds from private placement									1,556,400					200,000
Exercise price of warrants									$ 1.00
Purchase of aggregate shares by investor warrants sold									1,297,000
Investor warrants sold														166,667
Placement agent warrants [Member]
Business Acquisition [Line Items]
Exercise price of warrants		$ 0.6		$ 0.6		$ 0.60
Term of warrants				5 years		5 years			5 years
Placement agent commision, Value				175,600		175,600
Placement agent fees percentage				10.00%		10.00%
Common stock purchased by Warrants		292,733		292,733		292,733
Placement agent warrants [Member] | Warrant [Member]
Business Acquisition [Line Items]
Common stock, shares issued									1,463,667
Placement agent warrants [Member] | Purchase Agreement [Member]
Business Acquisition [Line Items]
Common stock, shares issued									292,733
Illume Mobile [Member] | Common Stock [Member] | Asset purchase agreement [Member]
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses															617,284
Value of shares issued as consideration for acquisition related expenses															698,000
Apex [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued as consideration for acquisition related expenses																325,000
Apex [Member] | Common Stock [Member] | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Value of shares issued as consideration for acquisition related expenses	83,000					$ 341,000

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.